CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net earnings for the year	$ 2,069	$ 1,934
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	154	155
Increase (decrease) in cash, due to changes in:
Prepaid expenses and other assets	(22)	51
Other liabilities	42	(5)
Net cash provided by operating activities	3,096	2,487
Cash flows from financing activities:
Dividends paid on common stock	(1,385)	(1,511)
Repurchase of treasury shares	(698)	(42)
Net cash used in financing activities	(5,794)	(25,978)
Net increase (decrease) in cash and cash equivalents	2,124	(5,029)
Beginning cash and cash equivalents	11,511	16,540
Ending cash and cash equivalents	13,635	11,511
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	2,069	1,934
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(815)	(332)
Noncash compensation expense	187	187
Increase (decrease) in cash, due to changes in:
Prepaid expenses and other assets	59	(104)
Other liabilities	140	(7)
Net cash provided by operating activities	1,640	1,678
Cash flows from financing activities:
Dividends paid on common stock	(1,385)	(1,511)
Repurchase of treasury shares	(698)	(42)
Net cash used in financing activities	(2,083)	(1,553)
Net increase (decrease) in cash and cash equivalents	(443)	125
Beginning cash and cash equivalents	2,015	1,890
Ending cash and cash equivalents	$ 1,572	$ 2,015